Note 18 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Condensed Cash Flow Statement [Table Text Block]
	2014	2013	2012
Cash transfers and general financing activities	$(13,255)	$29,098	$(75,457)
Services received or funding for expenditures	41,725	130,159	88,877
Corporate allocations, including income tax provision (1)	3,950	7,216	13,148
Net increase in Oil States net investment	$32,420	$166,473	$26,568